Financial Instruments - Disclosure of Credit Risk (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₺ 16,635,383	₺ 13,279,196
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	2,620,991	3,004,206
Contract assets [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	715,441
Receivables from financial services [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	4,170,929	4,248,120
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	7,419,095	4,712,141
Participating cross currency swap and FX swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	1,356,062	981,396
Other current assets [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	287,469	316,042
Held to maturity investments [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		11,992
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	9,409
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	42,454
Due from related parties [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₺ 13,533	₺ 5,299